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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Caspian Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Chief Operating Officer and General Counsel
Phone:            212-826-6970

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, NY               February 14, 2012
---------------------------        --------------             ------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    17
                                                           ------------------

Form 13F Information Table Value Total:                               $71,462
                                                           ------------------
                                                               (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     None.


                                                      Caspian Capital LP
                                                  Form 13F Information Table
                                                Quarter Ended December 31, 2011




                                            Cusip      Value   Shares or SH/  Put/         Invest    Othr
Issuer                   Title of Class     Number   (x$1000)   PRN AMT  PRN  Call         Discre    Mgrs** Sole    Shared    None
------------------------ ---------------  --------   --------  --------- ---  ----         ------    ------ ----   ---------  -----
BEAZER HOMES USA INC     COM              07556Q105  $ 1,195    481,753  SH            SHARED-DEFINED                481,753
BEAZER HOMES USA INC     UNIT 99/99/9999  07556Q501  $ 1,739    143,744  SH            SHARED-DEFINED                143,744
CALPINE CORP             COM NEW          131347304  $    57      3,510  SH            SHARED-DEFINED                  3,510
FLAGSTAR BANCORP INC     COM NEW          337930507  $ 2,742  5,429,868  SH            SHARED-DEFINED              5,429,868
GRAPHIC PACKAGING
HLDG CO                  COM              388689101  $ 6,312  1,481,751  SH            SHARED-DEFINED              1,481,751
GRAY TELEVISION INC      COM              389375106  $ 3,093  1,909,071  SH            SHARED-DEFINED              1,909,071
HOVNANIAN ENTERPRISES
INC                      UNIT 99/99/9999  44248W208  $   153     20,000  SH            SHARED-DEFINED                 20,000
LLOYDS BANKING GROUP PLC SPONSORED ADR    539439109  $   918    584,848  SH            SHARED-DEFINED                584,848
MPG OFFICE TR INC        COM              553274101  $ 1,829    919,097  SH            SHARED-DEFINED                919,097
NRG ENERGY INC           COM NEW          629377508  $    40      2,216  SH            SHARED-DEFINED                  2,216
PENDRELL CORP            COM              70686R104  $13,962  5,453,781  SH            SHARED-DEFINED              5,453,781
RITE AID CORP            COM              767754104  $11,225  8,908,621  SH            SHARED-DEFINED              8,908,621
ROYAL BK SCOTLAND
GROUP PLC                ADR PREF SER N   780097770  $   558     50,000  SH            SHARED-DEFINED                 50,000
ROYAL BK SCOTLAND
GROUP PLC                ADR PREF SHS Q   780097754  $ 5,836    482,296  SH            SHARED-DEFINED                482,296
ROYAL BK SCOTLAND
GROUP PLC                SP ADR PREF M    780097796  $ 5,739    506,117  SH            SHARED-DEFINED                506,117
ROYAL BK SCOTLAND
GROUP PLC                SP ADR PREF T    780097713  $15,355  1,202,350  SH            SHARED-DEFINED              1,202,350
SPANISH BROADCASTING
SYS INC                  CL A NEW         846425833  $   709    236,257  SH            SHARED-DEFINED                236,257


Total Fair Market Value (in thousands):              $71,462
